UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2012 to December 31, 2012

Date of Report (Date of earliest event reported): February 8, 2013

Taberna Realty Holdings Trust

Name of Securitizer

Commission File Number of securitizer:

Central Index Key Number of securitizer: 0001568845

Raphael Licht, Chief Operating Officer and Secretary, (215) 243-9000

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

Taberna Realty Holdings Trust, as securitizer, is filing this Form ABS-15G in respect of the following asset-backed securities transactions with outstanding securities held by non-affiliates during the reporting period: CWABS Trust 2005-HYB9, Merrill Lynch Mortgage Investors Trust, Series 2005-A9 and Merrill Lynch Mortgage Backed Securities Trust, Series 2007-2.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

Pursuant to Rule 15Ga-1(c)(2)(ii), Taberna Realty Holdings Trust (the “Securitizer”) has indicated by check mark that the Securitizer has no activity to report for the calendar year ended December 31, 2012.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Taberna Realty Holdings Trust (Securitizer)

By:	Taberna Realty Finance Trust

By:	/s/ Raphael Licht
Name:	Raphael Licht
Title:	Chief Operating Officer and Secretary

Date: February 8, 2013